Related Party Transactions - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended					12 Months Ended							9 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Reimbursement Agreement [Member]	Dec. 31, 2011 Reimbursement Agreement [Member]	Dec. 31, 2012 9 3/4% Senior Secured Notes Due 2015 [Member] 2011 Credit Agreement [Member]	Dec. 31, 2012 Revlon Holdings - Transfer Agreement [Member]	Dec. 31, 2011 Revlon Holdings - Transfer Agreement [Member]	Dec. 31, 2010 Revlon Holdings - Transfer Agreement [Member]	Dec. 31, 2012 Revlon Holdings - Edison Lease [Member]	Dec. 31, 2011 Revlon Holdings - Edison Lease [Member]	Dec. 31, 2010 Revlon Holdings - Edison Lease [Member]	Sep. 30, 2013 Reimbursements [Member]	Sep. 30, 2012 Reimbursements [Member]	Mar. 31, 2013 Reimbursements [Member]	Dec. 31, 2012 Reimbursements [Member]	Mar. 31, 2012 Reimbursements [Member]
Related Party Transaction [Line Items]
Percentage voting power of capital stock held by affiliate		77.00%
Common stock outstanding		5,260
Total amount paid (reimbursed)								$ 0.3	$ 0.3	$ 0.3	$ 0.1	$ 0.1	$ 0.3	$ 6.1	$ 15.0
Receivable from affiliate					0.1	0		0.1	0.1					0			0.1
Reimbursement Agreements termination period	90 days	90 days
Net activity under reimbursement agreement		14.9	(0.5)	0.1
Partial Pre Payment For Premiums Related To D And O Insurance Program		14.6														6.1		14.6
Insurance program renewal term period	January 31, 2012 through January 31, 2017	January 31, 2012 through January 31, 2017
Insurance Program Renewal Period	5 years	5 years
Maturity period of lease agreement											10 years
Annual rent on lease		16.7	17.7	16.9							1.4
Lease and operating expenses maximum annual limit under agreement											$ 2.0
Capital stock of product corporation's domestic and its domestic subsidiaries' first-tier foreign subsidiaries securing guarantee							66.00%